Revenue Disaggregation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue Disaggregation
Total Revenue	$ 1,449,288	¥ 9,456,609	¥ 284,367
Vehicle sales
Revenue Disaggregation
Total Revenue	1,422,636	9,282,703	280,967
Other sales and services
Revenue Disaggregation
Total Revenue	$ 26,652	¥ 173,906	¥ 3,400